united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

Superfund Managed Futures Strategy Fund

Class A Shares (SUPRX)

Class I Shares (SUPIX)

Semi-Annual Report

April 30, 2016

1-855-61-SUPER

www.SuperfundUS.com

Dear Shareholders:

We are pleased to provide you with the semi-annual Report for the Superfund Managed Futures Strategy Fund (the “Fund”). The Fund’s return for the six month period from November 1, 2015 to April 30, 2016 was negative, returning -1.27% for Class A shares and -1.16% for Class I shares. The Fund was outperformed by the Merrill Lynch Three Month U.S. T-Bill Index benchmark, which returned 0.14% for the same time period.

Performance Review

November 2015

The Fund delivered positive performance in November, +5.61% for Class A shares, and +5.60% for I shares. The lion’s share of the performance was attributable to commodities. Energy, metals and agriculture rounded up the top three performing sectors. Natural gas, copper and cattle were the top three performers. Detracting from performance were financials, particularly positions in stock indices and bonds.

December 2015

The Fund posted a decline of -2.40% for Class A shares, and -2.40% for Class I shares, in December. A trend reversal resulted in the U.S. economy and the U.S. dollar strengthening significantly. Exposure to energy continued to deliver positive performance, while positions in stock indices, bonds and currencies weighed down performance.

January 2016

The Fund delivered a slightly negative performance of -0.72% for Class A shares, and -0.72% for Class I shares, in January of 2016. The New Year started off with a rout in equities and commodities. As a result, the price of U.S. Treasuries was bolstered as a flight to quality ensued after Japan adopted a negative interest rate policy. Within the Fund, bonds and energy were the top two performing sectors, while stock indices and agricultural markets rounded off the worse two performing sectors.

February 2016

In February, the Fund delivered positive performance of +1.45% for Class A shares, and +1.55% for Class I shares. Equity markets rallied mid-month, as corporate buy backs picked up steam. Oil inventories continued to stockpile with no end in production from global producers. The Fund benefited from positions in energy and fixed income, with an additional lift from exposure in agricultural markets. The largest detractors to the portfolio were positions within the currencies sector, particularly the Swiss franc and Japanese yen.

March 2016

In March, the Fund had a negative return of -2.96% for Class A shares, and -2.95% for Class I shares. Oil continued to climb from its January lows despite increasing inventories. The poorest performing sector within the Fund was energy. All other sectors across financials and commodities yielded negative returns, with exception of the currencies sector.

April 2016

For the month of April, the Fund posted a negative performance of -2.00% for Class A shares, and -1.99% for Class I shares. Most of the losses were attributable to futures positions in the energy and bond sectors. The Fund did benefit from a rally in the metals sector, specifically a surge in the prices of silver and gold.

Strategy Summary

To pursue its investment objective, the Fund uses a managed futures strategy and principally invests in commodity, financial futures and foreign currency futures markets. The Fund seeks investment opportunities across many market sectors, including: currencies, interest rates, bonds, stock indices, metals, energy, grains and agricultural sectors.

To implement its strategy, the Fund uses fully automated, proprietary, computerized trading systems that examine a broad array of investments around the world and seek to identify market patterns that offer attractive investment opportunities. The Adviser’s trading strategy analyzes data from more than 120 different futures and forward markets worldwide on an ongoing basis and also analyzes risks related to position size, market correlation, and market volatility of potential investments.

Thank you for your investment in Superfund Managed Futures Strategy Fund.

Gerhard Entzmann
President
Superfund Advisors, Inc.

7456-NLD-6/21/2016

Superfund Managed Futures Strategy Fund

PORTFOLIO REVIEW

April 30, 2016 (Unaudited)

The Fund’s performance figures* for the periods ended April 30, 2016, as compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class A	(1.27)%	(11.40)%	(2.70)%
Class A with load	(6.98)%	(16.47)%	(5.14)%
Class I	(1.16)%	(11.20)%	(2.51)%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index(b)	0.14%	0.15%	0.08%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expenses are 3.29% and 3.04% for Class A and Class I shares, respectively, per the February 29, 2016 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-61-SUPER.

(a)	Superfund Managed Futures Strategy Fund commenced operations on December 31, 2013.

(b)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index or benchmark.

The Fund’s asset classes are as follows:

Holdings by Asset Class	% of Net Assets
Money Market Fund	81.9%
Option Contracts	0.4%
Other Assets in Excess of Liabilities	17.7%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS(Unaudited)

April 30, 2016

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 81.9%
	MONEY MARKET FUND - 81.9%
3,746,221	Short-Term Investments Trust - STIC Prime Portfolio - Private Class - 0.21% *^	$3,746,221
	(Cost - $3,746,221)

Contracts
	OPTIONS PURCHASED **^# - 0.4%
	CALL OPTIONS PURCHASED **^# - 0.3%
	Corn
7	Expiration July 2016,Exercise Price$455	1,094
	Cotton
13	Expiration July 2016,Exercise Price$69.00	1,755
	Dollar Index
9	Expiration June 2016,Exercise Price$106.00	45
	Euro Schatz
88	Expiration June 2016,Exercise Price$113.00	504
	Natural Gas
10	Expiration June 2016,Exercise Price$2.50	1,700
	New York Harbor ULSD
2	Expiration June 2016,Exercise Price$158.00	462
	Soybean Meal
16	Expiration July 2016,Exercise Price$400.00	5,600
	Soybean Oil
6	Expiration July 2016,Exercise Price$39.00	198
	5-Year U.S. Treasury Note
2	Expiration June 2016,Exercise Price$122.25	78
	5-Year U.S. Treasury Note
1	Expiration June 2016,Exercise Price$122.75	23
	Wheat (KCB)
11	Expiration July 2016,Exercise Price$555.00	2,063
	World Sugar#11
8	Expiration July 2016,Exercise Price$19.00	896
	TOTAL CALL OPTIONS PURCHASED (Cost - $16,698)	14,418

	PUT OPTIONS PURCHASED **^# - 0.1%
	Cocoa
7	Expiration July 2016,Exercise Price$2,600.00	70
	Cocoa Future
5	Expiration July 2016,Exercise Price$1,950.00	220
	Euro BOBL
26	Expiration June 2016,Exercise Price$128.00	149
	Euro BOBL
1	Expiration June 2016,Exercise Price$130.00	40
	Euro-Bund
7	Expiration June 2016,Exercise Price$151.00	80
	Euro-Bund
1	Expiration June 2016,Exercise Price$155.00	11
	Gold
3	Expiration June 2016,Exercise Price$1,045.00	30

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

April 30, 2016

Contracts		Fair Value
	PUT OPTIONS PURCHASED **^# - 0.1% (Continued)
	Gold
4	Expiration June 2016, Exercise Price $,1075.00	$40
	Japan 10 Year Note
2	Expiration June 2016, Exercise Price $143.50	187
	Live Cattle
1	Expiration June 2016, Exercise Price $98.00	110
	Silver
5	Expiration July 2016, Exercise Price $13.00	250
	Soybean
15	Expiration July 2016, Exercise Price $880.00	1,032
	5-Year U.S. Treasury Note
4	Expiration June 2016, Exercise Price $116.75	31
	5-Year U.S. Treasury Note
5	Expiration June 2016, Exercise Price $119.00	78
	5-Year U.S. Treasury Note
3	Expiration June 2016, Exercise Price $119.50	94
	10-Year U.S. Treasury Note
2	Expiration June 2016, Exercise Price $120.50	31
	10-Year U.S. Treasury Note
2	Expiration June 2016, Exercise Price $125.50	31
	10-Year U.S. Treasury Note
1	Expiration June 2016, Exercise Price $126.50	16
	U.S. Treasury Long Bond Future
1	Expiration June 2016, Exercise Price $145.00	15
	Wheat
8	Expiration June 2016, Exercise Price $420.00	300
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,605)	2,815

	TOTAL OPTIONS PURCHASED (Cost - $23,303)	17,233

	TOTAL INVESTMENTS - 82.3% (Cost - $3,769,524) (a)	$3,763,454
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.7%	811,373
	NET ASSETS - 100.0%	$4,574,827

*	Money market fund; interest rate reflects seven-day effective yield on April 30, 2016.

**	Non-income producing security.

^	All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.

#	Each call/put option allows the holder of the option to purchase 1 future contract.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $3,766,712 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$3,602
Unrealized depreciation:	$(6,860)
Net unrealized depreciation:	$(3,258)

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

FUTURES CONTRACTS

April 30, 2016

Number of
Long				Unrealized Gain/
Contracts ^	Description	Expiration	Notional Value	(Loss)
28	3 Year AUD Government Bond +	Jun-16	$8,516,672	$(2,011)
9	10 Year AUD Government Bond +	Jun-16	8,984,218	(3,097)
8	Australian Dollar +	Jun-16	606,960	7,010
8	Cocoa +	Jul-16	258,640	12,590
8	Cocoa +	Jul-16	185,280	9,928
2	DJIA Mini Index	Jun-16	176,930	(515)
4	Euro +	Jun-16	573,250	4,494
27	Euro BOBL +	Jun-16	3,532,950	(17,058)
7	Euro-Bund +	Jun-16	1,133,160	(8,183)
2	FTSE 100 Index	Jun-16	124,240	607
13	FTSE/JSE Africa Top 40 Index	Jun-16	6,098,690	1,099
2	FTSE/MIB Index	Jun-16	182,490	(1,004)
1	Gasoline RBOB +	May-16	67,385	5,544
7	Gold +	Jun-16	903,350	36,480
1	Hang Seng Index	May-16	1,042,700	(2,617)
1	IBEX 35 Index	May-16	90,050	(1,886)
2	Japan 10 Year Note +	Jun-16	2,831,721	(3,475)
6	KOSPI 200 Index	Jun-16	736,050	(2,828)
10	Lean Hogs +	Jun-16	326,800	(5,760)
4	LME Primary Copper 3-Month +	Jun-16	505,725	12,988
10	LME Primary Lead 3 Month +	Jun-16	451,063	5,925
1	LME Primary Nickel 3-Month +	Jun-16	56,571	3,852
5	LME Primary Zinc 3 Month +	Jun-16	241,875	19,538
8	Nasdaq 100 E-Mini Index	Jun-16	693,040	(10,340)
1	S&P 500 E-Mini Index	Jun-16	102,950	(2,175)
1	S&P Midcap 400 E-Mini Index	Jun-16	145,830	2,780
4	S&P/TSX 60 Index	Jun-16	650,960	9,647
4	SGX MSCI Singapore Index	May-16	127,160	(1,856)
5	Silver +	Jul-16	445,475	10,165
15	Soybean +	Jul-16	772,313	23,113
8	U.S. 5-Year Note +	Jun-16	967,313	(2,234)
4	U.S. 10 Year Note +	Jun-16	520,250	(1,766)
1	U.S. Treasury Long Bond +	Jun-16	163,313	1,531
7	Wheat +	Jul-16	170,975	5,175
19	White Sugar +	Jul-16	444,030	38,510
	Net Unrealized Gain from Long Futures Contracts			$144,171

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

FUTURES CONTRACTS

April 30, 2016

Number of
Short				Unrealized Gain/
Contracts ^	Description	Expiration	Notional Value	(Loss)
(2)	Brent Crude Oil +	May-16	$94,740	$(5,570)
(7)	Corn +	Jul-16	137,113	(5,763)
(9)	Cotton +	Jul-16	286,965	(16,435)
(2)	Crude Oil +	May-16	91,840	(5,540)
(8)	Dollar Index +	Jun-16	744,432	27,768
(12)	Euro Schatz +	Jun-16	1,341,180	179
(11)	Euro STOXX 50	Jun-16	327,470	(1,107)
(11)	FTSE Bursa Malaysia KLCI Index	May-16	914,375	2,595
(4)	H-Shares Index	May-16	1,779,200	2,366
(3)	Japanese Yen +	Jun-16	351,675	(20,043)
(2)	Live Cattle +	Jun-16	91,940	4,170
(3)	LME Primary Copper 3-Month +	Jun-16	379,294	(25,431)
(1)	LME Primary Lead 3 Month +	Jun-16	45,106	(3,081)
(2)	LME Primary Nickel 3-Month +	Jun-16	113,142	(12,303)
(4)	LME Primary Zinc 3 Month +	Jun-16	193,500	(16,700)
(5)	Low Sulfur Gas Oil +	Jun-16	207,000	(33,000)
(14)	Mexican Peso +	Jun-16	404,950	(12,275)
(1)	MSCI Taiwan Index	May-16	30,440	470
(11)	Natural Gas +	May-16	239,580	580
(2)	NY Harbor ULSD +	May-16	116,424	(8,182)
(16)	Red Wheat +	Jul-16	437,600	(17,663)
(10)	Robusta Coffee +	Jul-16	158,800	(3,790)
(7)	Sugar +	Jun-16	127,949	(11,995)
(14)	Soybean Meal +	Jul-16	468,720	(28,280)
(4)	Soybean Oil +	Jul-16	79,536	2,736
(6)	Swiss Franc +	Jun-16	783,300	(26,081)
(11)	Wheat (KCB) +	Jul-16	263,175	(3,025)
	Net Unrealized Loss from Short Futures Contracts			$(215,400)
	Net Unrealized Loss from Futures Contracts			$(71,229)

+	All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.

^	All collateral for open futures contracts consists of cash included as deposits with the broker.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

FUTURES CONTRACTS

April 30, 2016

CAC - Continuous Assisted Quotation

DJIA - Dow Jones Industrial Average

FTSE - Financial Times Stock Exchange

JSE - Johannesburg Stock Exchange

KCB - Kansas City Board of Trade

KLCI - Kuala Lumpur Composite Index

KOSPI - Korea Composite Stock Price Index

LME - London Metal Exchange

MIB - Milano Italia Borsa

MSCI - Morgan Stanley Capital International

OMXS - Stockholm Index

OSE - Osaka Securities Exchange

S&P - Standard & Poor’s

SPI - Swiss Performance Index

STOXX - An index range represents a standard set of basic and innovative indices with a consistent and globally applicable methodology.

TOPIX - Tokyo Stock Price Index

TSX - Toronto Stock Exchange

ULSD - Ultra-Low-Sulfur Diesel

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2016

ASSETS

Investment securities:
At cost	$3,769,524
At value	$3,763,454
Deposits with broker	893,804
Dividends and interest receivable	640
TOTAL ASSETS	4,657,898

LIABILITIES
Unrealized depreciation on futures contracts	71,229
Investment advisory fees payable	11,358
Distribution (12b-1) fees payable	484
TOTAL LIABILITIES	83,071
NET ASSETS	$4,574,827

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$5,023,705
Accumulated net investment loss	(313,372)
Accumulated net realized gain from security transactions	80,702
Net unrealized depreciation on investments and futures contracts	(216,208)
NET ASSETS	$4,574,827

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,282,075
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	252,166
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$9.05
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.60

Class I Shares:
Net Assets	$2,292,752
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	252,507
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.08

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2016

INVESTMENT INCOME
Interest	$3,521
Less: Foreign withholding tax	(48)
TOTAL INVESTMENT INCOME	3,473

EXPENSES
Investment advisory fees	72,919
Distribution (12b-1) fees: Class A	3,042
TOTAL EXPENSES	75,961

NET INVESTMENT LOSS	(72,488)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Option Contracts	(111,144)
Futures Contracts	314,340
203,196
Net change in unrealized depreciation on:
Option Contracts	(3,258)
Futures Contracts	(327,561)
(330,819)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(127,623)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(200,111)

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015
FROM OPERATIONS	(Unaudited)
Net investment loss	$(72,488)	$(156,064)
Net realized gain (loss) on investments	203,196	(345,904)
Net change in unrealized appreciation (depreciation) on investments	(330,819)	276,448
Net decrease in net assets resulting from operations	(200,111)	(225,520)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(13,469)
Class I	—	(16,713)
From return of capital:
Class A	—	(899)
Class I	—	(1,115)
Total distributions to shareholders	—	(32,196)

FROM SHARES OF BENEFICIAL INTEREST
Net asset value of shares issued in reinvestment of distributions:
Class A	—	14,368
Class I	—	17,828
Net increase in net assets from shares of beneficial interest	—	32,196

TOTAL DECREASE IN NET ASSETS	(200,111)	(225,520)

NET ASSETS
Beginning of Period	4,774,938	5,000,458
End of Period *	$4,574,827	$4,774,938
*Includes accumulated net investment loss of:	$(313,372)	$(240,884)

SHARE ACTIVITY
Class A:
Shares Reinvested	—	1,416
Net increase in shares of beneficial interest outstanding	—	1,416

Class I:
Shares Reinvested	—	1,757
Net increase in shares of beneficial interest outstanding	—	1,757

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Period Ended
	April 30, 2016		October 31, 2015		October 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$9.45		$9.97		$10.00

Activity from investment operations:
Net investment loss (2)	(0.15)		(0.32)		(0.27)
Net realized and unrealized gain (loss) on investments (8)	(0.25)		(0.14)		0.24
Total from investment operations	(0.40)		(0.46)		(0.03)

Less distributions from:
Net investment income	—		(0.06)		—
Return of Capital	—		(0.00	) (7)	—
Total distributions	—		(0.06)		—

Net asset value, end of period	$9.05		$9.45		$9.97

Total return (3)	(1.27	)% (5)	(4.68)%		(0.30	)% (5)

Net assets, at end of period (000s)	$2,282		$2,383		$2,499

Ratio of expenses to average net assets (4,9)	3.24	% (6)	3.24%		3.20	% (6)

Ratio of net investment loss to average net assets (4,9)	(3.10	)% (6)	(3.16)%		(3.20	)% (6)

Portfolio turnover rate	0	% (5)	0%		0	% (5)

(1)	The Superfund Managed Futures Strategy Fund Class A shares commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized

(6)	Annualized

(7)	Amount is less then $0.005

(8)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(9)	Ratio is calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Period Ended
	April 30, 2016		October 31, 2015		October 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$9.47		$9.98		$10.00

Activity from investment operations:
Net investment loss (2)	(0.14)		(0.30)		(0.25)
Net realized and unrealized gain (loss) on investments (8)	(0.25)		(0.14)		0.23
Total from investment operations	(0.39)		(0.44)		(0.02)

Less distributions from:
Net investment income	—		(0.07)		—
Return of Capital	—		(0.00	) (7)	—
Total distributions	—		(0.07)		—

Net asset value, end of period	$9.08		$9.47		$9.98

Total return (3)	(1.16	)% (5)	(4.45)%		(0.20	)% (5)

Net assets, at end of period (000s)	$2,293		$2,392		$2,501

Ratio of expenses to average net assets (4,9)	2.99	% (6)	2.99%		2.95	% (6)

Ratio of net investment loss to average net assets (4,9)	(2.85	)% (6)	(2.91)%		(2.95	)% (6)

Portfolio turnover rate	0	% (5)	0%		0	% (5)

(1)	The Superfund Managed Futures Strategy Fund Class I shares commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized

(6)	Annualized

(7)	Amount is less then $0.005

(8)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(9)	Ratio is calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (Unaudited)

April 30, 2016

1.	ORGANIZATION

The Superfund Managed Futures Strategy Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced operations on December 31, 2013. The investment objective is to seek positive absolute returns.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made within 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party

Superfund Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2016

valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Superfund Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Money Market Fund	$3,746,221	$—	$—	$3,746,221
Options Contracts	17,233	—	—	17,233
Total	$3,763,454	$—	$—	$3,763,454
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$71,229	$—	$—	$71,229
Total	$71,229	$—	$—	$71,229

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, foreign currency exchange rate risk and volatility risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include Superfund Managed Futures Strategy (Cayman) Fund Ltd. (“Superfund-CFC”), a wholly-owned and controlled foreign subsidiary.

Superfund Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2016

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of Superfund-CFC is as follows:

	Inception Date of	CFC Net Assets at	% Of Net Assets at
	CFC	April 30, 2016	April 30, 2016
CFC	7/7/2014	$ 762,599	16.67%

For tax purposes, Superfund-CFC is an exempted Cayman investment company. Superfund-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Superfund-CFC is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, Superfund-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodities Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Currency Risk – The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, forwards, options, swaps, including total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Superfund Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2016

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2016.

Gross Amounts Not Offset in the Statement
Assets:				of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Options contracts	$17,233	$—	$17,233	$—	$17,233	$—
Total	$17,233	$—	$17,233	$—	$17,233	$—

Liabilities:				Gross Amounts Not Offset in the Statement
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Futures contracts	$323,069	$251,840	$71,229	$—	$71,229	$—
Total	$323,069	$251,840	$71,229	$—	$71,229	$—

(1) Collateral pledged in table above is capped by the recorded investment balances related to options purchased and futures contracts based on the information that was available to the Fund as of April 30, 2016. Total collateral held by the broker as of April 30, 2016 in the form of cash was $893,804 as presented gross as deposits with broker on the Consolidated Statement of Assets and Liabilities.

Superfund Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2016

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of April 30, 2016:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statement of		Consolidated Statement of Assets
Primary Risk Exposure	Assets and Liabilities Location	Fair Value	and Liabilities Location	Fair Value

Equity contracts:	Net Unrealized Appreciation from open futures contracts	$19,564	Net Unrealized Depreciation from open futures contracts	$24,328

Foreign exchange contracts:	Investment securities at value	—	Investment securities at value	545

Interest rate contracts:	Investment securities at value	—	Investment securities at value	2,023

Commodity contracts:	Net Unrealized Appreciation from open futures contracts	191,294	Net Unrealized Depreciation from open future contracts	202,518

Commodity contracts:	Investment securities at value	—	Investment securities at value	3,502

Interest rate contracts:	Net Unrealized Appreciation from open future contracts	1,710	Net Unrealized Depreciation from open future contracts	37,824

Foreign exchange contracts:	Net Unrealized Appreciation from open future contracts	39,272	Net Unrealized Depreciation from open future contracts	58,399
		$251,840		$329,139

Impact of Derivatives on the Consolidated Statement of Operations:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended April 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest	Net realized gain (loss) from option contracts and futures contracts
Rate Options and Futures Contracts	Net change in unrealized appreciation (depreciation) from options contracts and futures contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the Fund for the six months ended April 30, 2016:

Superfund Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2016

Net Change in Unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2016
Futures Contracts	$(86,980)	$(161,882)	$(34,646)	$(44,053)	$(327,561)
Options Contracts	(1,283)	(545)	—	(1,430)	(3,258)
	$(88,263)	$(162,427)	$(34,646)	$(45,483)	$(330,819)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2016
Futures Contracts	$388,401	$(80,043)	$(176,370)	$182,352	$314,340
Options Contracts	(99,230)	(1,815)	—	(10,099)	(111,144)
	$289,171	$(81,858)	$(176,370)	$172,253	$203,196

The notional value of the derivative instruments outstanding as of April 30, 2016 as disclosed in the Consolidated Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined using the first-in-first-out cost method.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax year (2014-2015) or expected to be taken in the Fund’s 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Superfund Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2016

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and futures contracts, for the six months ended April 30, 2016, amounted to $0 and $0 respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Superfund Advisors Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to the Advisory Agreement, the Fund pays the Advisor a unitary management fee for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board, shareholders of the Fund or the Advisor may terminate the Advisory Agreement upon sixty (60) day notice. For the six months ended April 30, 2016, the Advisor earned advisory fees of $72,919.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Advisor for providing services to the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended April 30, 2016, pursuant to the Plan, Class A paid $3,042.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended April 30, 2016, the Distributor received no underwriting commissions for sales of Class A shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Superfund Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2016

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended October 31, 2015 was as follows:

Fiscal Year Ended
October 31, 2015
Ordinary Income	$30,182
Long-Term Capital Gain	—
Return of Capital	2,014
$32,196

The Fund made no distributions for the period ended October 31, 2014.

As of October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(145,721)	$(237,720)	$—	$134,674	$(248,767)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized loss and accumulated net investment loss is primarily attributable to tax adjustments for the Fund’s wholly owned subsidiary and the mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $145,721.

At October 31, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$230,820	$6,900	$237,720

Permanent book and tax differences, primarily attributable to the tax treatment of foreign bond futures gains/(losses) and net operating losses, resulted in reclassification for the year ended October 31, 2015 as follows:

Superfund Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2016

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(26,477)	$4,448	$22,029

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended April 30, 2016, the Fund did not assess any redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Invesco Short-Term Investments Trust – STIC Prime Portfolio (the “Money Market Fund”). The Fund may redeem its investment from the Money Market Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Money Market Fund. The financial statements of the Money Market Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2016, the percentage of the Fund’s net assets invested in the Money Market Fund was 81.9%.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a) 9 of the Act. As of April 30, 2016, Superfund USA Holdings, Inc. held 100% of the voting securities of the Fund.

9.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Superfund Managed Futures Strategy Fund

EXPENSE EXAMPLES

April 30, 2016 (Unaudited)

As a shareholder of Superfund Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Superfund Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Superfund Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/15	4/30/16	11/1/15 – 4/30/16	11/1/15 – 4/30/16
Class A	$ 1,000.00	$ 987.30	$16.01	3.24%
Class I	1,000.00	988.40	14.78	2.99

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/15	4/30/16	11/1/15 – 4/30/16	11/1/15 – 4/30/16
Class A	$ 1,000.00	$ 1,008.75	$16.18	3.24%
Class I	1,000.00	1,010.00	14.94	2.99

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-61-SUPER or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-61-SUPER.

Investment Advisor
Superfund Advisors Inc.
P.O. Box 1568
St. George’s
GRENADA

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/8/16

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/8/16